Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]
8.	Income Taxes

The Company is in the business of international shipping and is not subject to a material amount of income taxes. The Company is subjected to tonnage taxes in certain jurisdictions as described below and includes these taxes under “Vessel Operating Expenses” in the consolidated statements of operations.

Under the laws of the countries of the shipowning companies’ incorporation and/or vessels’ registration, the shipowning companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes. In addition, each foreign flagged vessel managed in Greece by Greek or foreign ship management companies is subject to Greek tonnage tax, under the laws of the Hellenic Republic. The technical managers of the Company’s vessels, which are established in Greece under Greek Law 89/67, are responsible for the filing and payment of the respective tonnage tax on behalf of the Company.

Under the United States Internal Revenue Code of 1986, as amended (the “Code”), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a 4% U.S. federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section 883 of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of 50% of the gross shipping income that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

Under IRS regulations, a Company’s shares will be considered to be regularly traded on an established securities market if (i) one or more classes of its shares representing 50% or more of its outstanding shares, by voting power of all classes of shares of the corporation entitled to vote and of the total value of the shares of the corporation, are listed on the market and (ii) (A) such class of share is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year or one sixth of the days in a short taxable year; and (B) the aggregate number of shares of such class of share traded on such market during the taxable year must be at least 10% of the average number of shares of such class of share outstanding during such year or as appropriately adjusted in the case of a short taxable year. Notwithstanding the foregoing, the treasury regulations provide, in pertinent part, that a class of the Company’s shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of the Company’s outstanding shares (“5% Override Rule”).

For the taxable years 2020 and 2021 the Company believes that it was exempt from U.S. federal income tax of 4% on U.S. source shipping income. For the taxable year 2022, the Company believes that it was subject to the Five Percent Override Rule, but nonetheless satisfied the Publicly-Traded Test for the 2022 taxable year because the nonqualified 5% Shareholders did not own more than 50% of our common stock for more than half of the days during the taxable year.